Investment Properties - Summary of Increase (Decrease) in Fair Value (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investment property [line items]
Opening balance	₺ 13,675
Closing balance	16,588	₺ 13,675
Cost [member]
Disclosure of detailed information about investment property [line items]
Opening balance	37,079	46,283
Disposal		(15,985)
Transfer to property, plant and equipment	14,021	6,781
Closing balance	51,100	37,079
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about investment property [line items]
Opening balance	(23,404)	(30,000)
Disposal		12,821
Transfer to property, plant and equipment	(9,999)	(5,528)
Depreciation and impairment charges during the year	(1,109)	(697)
Closing balance	₺ (34,512)	₺ (23,404)